Securities-Debt Securities Credit Losses Roll Forward Recorded in Earnings (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment [Roll Forward]
Beginning balance	$ 119	$ 288
Add: Initial OTTI credit losses	2	23
Subsequent OTTI credit losses	10	12
Less: Realized losses for securities sold	38	204
Ending balance	$ 93	$ 119